Interest Expense - Summary of Interest Expense (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Non-financial private sector
Checking accounts	$ 164,511,489	$ 242,131,030		$ 104,959,889
Saving accounts	42,111,236	39,457,939		25,822,590
Time deposits and investments accounts	1,628,352,891	3,164,180,264		1,902,829,302
Other		30
For financing received from BCRA and other financial institutions	5,061,148	4,636,367		3,430,252
For repo transactions
Other financial institutions	8,268,119	30,211,753		6,616,153
For other financial liabilities	12,977,964	15,504,529		5,771,606
For issued corporate bonds	16,308,042	3,597,839		2,003,495
For subordinated corporate bonds	29,428,813	30,880,107		31,385,020
Total	$ 1,907,019,702	$ 3,530,599,858	[1]	$ 2,082,818,307

[1]	See Note 3.